STOCKHOLDERS' DEFICIT - Preferred Stock Shares (Details) - AltC Acquisition Corp. - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0